Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
Schedule of Goodwill
	2024	2023
	In thousands of USD
Bondly HK	$4,454	$-
Total	$4,454	$-

Schedule of Goodwill, Net
	2024	2023
	In thousands of USD
Balance as of December 31,	$-	$-
Acquisitions (Note 14)	4,454	-
Goodwill, net	$4,454	$-